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POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 21, 2018 TO THE CURRENT PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION OF:

PowerShares BRIC Portfolio

PowerShares Raymond James SB-1 Equity Portfolio

PowerShares Wilshire US REIT Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust (the “Trust”) approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares BRIC Portfolio	Invesco BRIC ETF
PowerShares Raymond James SB-1 Equity Portfolio	Invesco Raymond James SB-1 Equity ETF
PowerShares Wilshire US REIT Portfolio	Invesco Wilshire US REIT ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.